Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Revenues	$ 28,350	$ 29,702
Total cost of revenues	15,364	16,641
Gross profit	12,986	13,061
Research and development expenses	18,254	35,636
Sales and marketing expenses	13,738	15,703
General and administrative expenses	18,183	23,355
Other expenses, net	2,612
Operating loss	(39,801)	(61,633)
Finance income	21,846	80,780
Finance expense	61,143	6,442
Income (loss) before taxes on income	(79,098)	12,705
Taxes expenses benefit	(125)	(152)
Income (loss) for the period	(79,223)	12,553
Loss attributable to non-controlling interests	(480)	(550)
Income (loss) attributable to owners	$ (78,743)	$ 13,103
Income (loss) per share
Basic income (loss) per share (in Dollars per share)	$ (0.35)	$ 0.05
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	$ (1,708)	$ 597
Other comprehensive income items that will not be transferred to profit or loss
Remeasurement of net defined benefit liability (IAS 19), net of tax	(1,433)	(1,060)
Total other comprehensive loss for the period	(3,141)	(463)
Total comprehensive income (loss) for the period	(82,364)	12,090
Comprehensive loss attributable to non-controlling interests	(511)	(546)
Comprehensive income (loss) attributable to owners of the Company	(81,853)	12,636
Cost of revenues
Statement [Line Items]
Total cost of revenues	15,299	16,447
Write-down of inventories
Statement [Line Items]
Total cost of revenues	$ 65	$ 194